Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
(Loss) Earnings per Common Share [Abstract]
(Loss) Earnings per Common Share

	2019	2018	2017
Net income (loss) attributable to Tsakos Energy Navigation Limited	$15,126	$(99,203)	$7,612
Preferred share dividends, Series B	(3,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,438)	(4,438)	(4,437)
Preferred share dividends, Series D	(7,492)	(7,492)	(7,479)
Preferred share dividends, Series E	(10,637)	(10,637)	(7,860)
Preferred share dividends, Series F	(14,250)	(7,196)	—
Preferred share dividends, convertible Series G	(583)	—	—
Deemed dividend on Series B preferred shares	(2,750)	—	—
Net loss attributable to common stockholders	(28,024)	(132,966)	(16,164)

Denominator
Weighted average common shares outstanding	88,757,923	87,111,636	84,713,572

Basic and diluted loss per common share	$ (0.32)	$(1.53)	$(0.19)